WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2015
Product Warranties Disclosures [Abstract]
Product Warranty Disclosure [Text Block]
NOTE 13 -	WARRANTY LIABILITIES

	June 30,
	2014	2015
Beginning balance	$3,961	$7,616
Expense accrued	7,433	6,647
Expense incurred	(3,790)	(3,924)
Translation adjustment	14	48

	$7,618	$10,387

Less: current portion of warranty liabilities	(4,014)	(7,310)
Long-term warranty liabilities	$3,604	$3,077